SHARE-BASED COMPENSATION AND BENEFIT PLANS	12 Months Ended
Dec. 31, 2019
SHARE-BASED COMPENSATION AND BENEFIT PLANS
10. SHARE-BASED COMPENSATION AND BENEFIT PLANS
Share-Based Compensation Plans
We maintain the 2014 Incentive Compensation Plan (the “2014 Plan”) that provides for the award of a broad variety of share-based compensation alternatives such as non-vested
restricted stock,
non-qualified
stock options, incentive stock options, performance awards, dividend equivalents, deferred stock and stock appreciation rights at no less than 100% of the market price on the date the award is granted. To date, awards under the 2014 Plan consist of non-qualified
stock options and
non-vested
restricted stock. The 2014 Plan replaced the Watsco, Inc. Amended and Restated 2001 Incentive Compensation Plan (the “2001 Plan”) upon its expiration in 2014.
Under the 2014 Plan, the number of shares of Common and Class B common stock available for issuance is (i) 2,000,000, plus (ii) 45,421 shares of Common stock or Class B common stock that remained available for grant in connection with awards under the 2001 Plan as of the date our shareholders approved the 2014 Plan plus (iii) shares underlying currently outstanding awards issued under the 2001 Plan, which shares become reissuable under the 2014 Plan to the extent that such underlying shares are not issued due to their forfeiture, expiration, termination or otherwise. A total of 779,502 shares of Common stock, net of cancellations, and 787,490 shares of Class B common stock, had been awarded under the 2014 Plan as of December 31, 2019. As of December 31, 2019, 478,429 shares of common stock were reserved for future grants under the 2014 Plan. Options under the 2014 Plan vest over two to four years
of service and have contractual terms
of
five years
.
 Awards of
non-vested
restricted stock, which are granted at no cost to the employee, vest upon attainment of a specified age, generally toward the end of an employee’s career at age 62 or older. Vesting may be accelerated in certain circumstances prior to the original vesting date.
The 2001 Plan expired during 2014; therefore,
no
additional options may be granted. There were no options outstanding under the 2001 Plan at December 31, 2019.
The following is a summary of stock option activity under the 2014 Plan and the 2001 Plan as of and for the year ended December 31, 2019:

	Options	Weighted- Average Exercise Price	Weighted- Average Remaining Contractual Term (in years)	Aggregate Intrinsic Value
Options outstanding at December 31, 2018	504,617	$151.71
Granted	206,750	162.42
Exercised	(94,525)	125.11
Forfeited	(28,500)	160.53
Expired	(3,667)	162.62

Options outstanding at December 31, 2019	584,675	$159.34	3.37	$12,591

Options exercisable at December 31, 2019	95,047	$150.83	2.42	$2,879

The following is a summary of
non-vested
restricted stock activity as of and for the year ended December 31, 2019:

	Shares	Weighted- Average Grant Date Fair Value
Non-vested restricted stock outstanding at December 31, 2018	3,062,602	$48.72
Granted	173,940	151.58
Vested	(32,000)	67.54
Forfeited	(12,837)	148.43

Non-vested restricted stock outstanding at December 31, 2019	3,191,705	$68.63

The weighted-average grant date fair value of
non-vested
restricted stock granted during 2019, 2018 and 2017 was $151.58, $167.06 and $149.47, respectively. The fair value of non-vested
restricted stock that vested during 2019, 2018 and 2017 was $4,931, $9,637 and $11,580, respectively.
During 2019, 9,824 shares of Common and Class B common stock with an aggregate fair market value of $1,518 were withheld as payment in lieu of cash to satisfy tax withholding obligations in connection with the vesting of restricted stock. During 2018, 21,754 shares of Common stock and Class B common stock with an aggregate fair market value of $3,775 were withheld as payment in lieu of cash to satisfy tax withholding obligations in connection with the vesting of restricted stock.
During 2017, 32,454 shares of
Common

stock with an aggregate fair market value of $4,664 were withheld as payment in lieu of cash to satisfy tax withholding obligations in connection with the vesting of restricted stock. These shares were retired upon delivery.
Share-Based Compensation Fair Value Assumptions
The fair value of each stock option award is estimated on the date of grant using the Black-Scholes option pricing valuation model based on the weighted-average assumptions noted in the table below. The fair value of each stock option award, which is subject to graded vesting, is expensed, net of estimated forfeitures, on a straight-line basis over the requisite service period for each separately vesting portion of the stock option. We use historical data to estimate stock option forfeitures. The expected term of stock option awards granted represents the period of time that stock option awards granted are expected to be outstanding and was calculated using the simplified method for plain vanilla options, which we believe provides a reasonable estimate of expected life based on our historical data. The risk-free rate for periods within the contractual life of the stock option award is based on the yield curve of a zero-coupon
United States Treasury bond on the date the stock option award is granted with a maturity equal to the expected term of the stock option award. Expected volatility is based on historical volatility of our stock.

The following table presents the weighted-average assumptions used for stock options granted:

Years Ended December 31,	2019	2018	2017
Expected term in years	4.25	4.25	4.25
Risk-free interest rate	1.64%	2.69%	1.77%
Expected volatility	18.01%	17.11%	17.41%
Expected dividend yield	3.99%	3.13%	2.82%
Grant date fair value	$14.81	$20.05	$17.23
Exercise of Stock Options
The total intrinsic value of stock options exercised during 2019, 2018 and 2017 was $4,153, $3,500 and $2,296, respectively. Cash received from the exercise of stock options during 2019, 2018 and 2017 was $11,703, $5,006 and $3,855, respectively. The tax benefit from stock option exercises during 2019, 2018 and 2017 was $626, $635 and $645, respectively. During
2019, 2018 and 2017, 799 shares of Common stock with an aggregate fair market value of $134, 7,027 shares of Common stock with an aggregate fair market value of $1,269 and 350 shares of Common stock with an aggregate fair market value of $53, respectively, were withheld as payment in lieu of cash for stock option exercises and related tax withholdings. These shares were retired upon delivery.

Share-Based Compensation Expense
The following table provides information on share-based compensation expense:

Years Ended December 31,	2019	2018	2017
Stock options	$2,440	$2,014	$1,451
Non-vested restricted stock	14,592	13,494	11,842

Share-based compensation expense	$17,032	$15,508	$13,293

At December 31, 2019, there was $3,942 of unrecognized
pre-tax
compensation expense related to stock options granted under the 2014 Plan, which is expected to be recognized over a weighted-average period of approximately 1.7 years. The total fair value of stock options that vested during 2019, 2018 and 2017 was $2,055, $1,607 and $754, respectively.
At December 31, 2019, there was $132,642 of unrecognized
pre-tax
compensation expense related to
non-vested
restricted stock, which is expected to be recognized over a weighted-average period of approximately 11 years. Of this amount, approximately $57,000 is related to awards granted to our Chief Executive Officer (“CEO”), of which approximately $6,000, $37,000 and $14,000 vest in approximately 3, 7 and 9 years upon his attainment of age 82, 86 and 88, respectively, and approximately $16,000 is related to awards granted to our President, of which approximately $15,000 and $1,000 vest in approximately 24 and 26 years upon his attainment of age 62 and 64, respectively. In the event that vesting is accelerated for any circumstance, as defined in the related agreements, the remaining unrecognized share-based compensation expense would be immediately recognized as a charge to earnings with a corresponding tax benefit. At December 31, 2019, we were obligated to issue 56,823 shares of non-vested
restricted stock to our CEO that vest in 9 years and 20,886 shares of non-vested
restricted stock to our President that vest in 24 years in connection with performance-based incentive compensation.
Employee Stock Purchase Plan
The Watsco, Inc. Fourth Amended and Restated 1996 Qualified Employee Stock Purchase Plan (the “ESPP”) provides for up to 1,500,000 shares of Common stock to be available for purchase by our full-time employees with at least 90 days of service. The ESPP allows participating employees to purchase shares of Common stock at a 5% discount to the fair market value at specified times. During 2019, 2018 and 2017, employees purchased 5,676, 5,151 and 5,571 shares of Common stock at an average price of $145.09, $168.21 and $144.58 per share, respectively. Cash dividends received by the ESPP were reinvested in Common stock and resulted in the issuance of 5,087, 4,338 and 3,844 additional shares during 2019, 2018 and 2017, respectively. We received net proceeds of $1,638, $1,585 and $1,389, respectively, during 2019, 2018 and 2017, for shares of our Common stock purchased under the ESPP. At December 31, 2019, 466,493 shares remained available for purchase under the ESPP.
401(k) Plan
We have a profit sharing retirement plan for our employees that is qualified under Section 401(k) of the Internal Revenue Code. Annual matching contributions are made based on a percentage of eligible employee compensation deferrals. The contribution has historically been made with the issuance of Common stock to the plan on behalf of our employees. For the years ended December 31, 2019, 2018 and 2017, we issued 30,715, 17,318 and 16,389 shares of Common stock, respectively, to the plan, representing the Common stock discretionary matching contribution of $4,274, $2,945 and $2,428, respectively.